5. Equity Method Investment: Equity Method Investments (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Details
EQUITY METHOD INVESTMENTS	[1]	$ 26,201,949	$ 24,989,505
Equity Method Investment, Partnership assets		128,721,905	97,456,613
Equity Method Investment, Partnership liabilities		258,881	148,566
Equity Method Investment, Partnership Net Income		$ 6,583,183	$ (3,344,462)

[1]	See Note 5.